Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 59.9%
Afterpay Ltd.(a)	292,015	$20,831,454
AGL Energy Ltd.	795,840	4,982,977
Ampol Ltd.	316,532	6,972,467
APA Group	1,550,881	11,048,492
Aristocrat Leisure Ltd.	764,328	24,219,381
ASX Ltd.	267,372	15,728,235
Aurizon Holdings Ltd.	2,398,156	6,697,507
AusNet Services Ltd.	2,493,721	3,376,761
Australia & New Zealand Banking Group Ltd.	3,813,424	84,618,011
BHP Group Ltd.	3,946,389	145,235,545
BlueScope Steel Ltd.	680,469	11,160,363
Brambles Ltd.	1,931,027	16,123,844
Cochlear Ltd.	89,563	15,684,775
Coles Group Ltd.	1,779,865	22,743,576
Commonwealth Bank of Australia	2,372,192	182,759,077
Computershare Ltd.	724,826	8,787,837
Crown Resorts Ltd.(a)	483,016	4,799,412
CSL Ltd.	611,459	137,080,556
Dexus	1,396,429	11,256,826
Domino’s Pizza Enterprises Ltd.	78,706	6,697,928
Evolution Mining Ltd.	2,261,857	9,403,150
Fortescue Metals Group Ltd.	2,268,430	39,283,895
Goodman Group	2,226,336	33,417,134
GPT Group (The)	2,516,938	8,949,192
Insurance Australia Group Ltd.	3,263,669	12,656,958
James Hardie Industries PLC	599,660	19,892,188
Lendlease Corp. Ltd.	915,781	8,694,973
Macquarie Group Ltd.	463,690	54,373,700
Magellan Financial Group Ltd.	190,548	7,039,139
Medibank Pvt Ltd.	3,653,050	8,828,796
Mirvac Group	5,170,214	11,147,253
National Australia Bank Ltd.	4,415,260	91,897,133
Newcrest Mining Ltd.	1,091,991	23,783,726
Northern Star Resources Ltd.	1,485,337	13,351,547
Oil Search Ltd.	2,616,877	7,351,918
Orica Ltd.	537,904	5,628,821
Origin Energy Ltd.	2,278,033	6,980,371
Qantas Airways Ltd.(a)	1,241,509	4,517,450
QBE Insurance Group Ltd.	1,961,488	16,589,375
Ramsay Health Care Ltd.	244,617	11,988,060
REA Group Ltd.	72,494	9,153,001
Reece Ltd.	384,905	6,084,902
Rio Tinto Ltd.	497,554	47,467,679
Santos Ltd.	2,485,260	12,989,259
Scentre Group	6,854,181	14,407,748
Seek Ltd.	456,176	10,763,445
Sonic Healthcare Ltd.	611,626	16,417,056
South32 Ltd.	6,493,195	14,917,998
Stockland	3,144,113	11,349,015
Suncorp Group Ltd.	1,731,271	14,888,431
Sydney Airport(a)	1,714,776	7,762,958
Tabcorp Holdings Ltd.	2,916,487	11,508,125
Telstra Corp. Ltd.	5,571,844	15,131,249
Transurban Group	3,647,963	39,078,471
Treasury Wine Estates Ltd.	958,147	8,610,288
Vicinity Centres	4,990,662	6,016,514
Washington H Soul Pattinson & Co. Ltd.	144,014	3,284,727
Wesfarmers Ltd.	1,521,293	65,027,199
Security	Shares	Value

Australia (continued)
Westpac Banking Corp.	4,905,907	$100,303,979
WiseTech Global Ltd.	205,013	4,450,198
Woodside Petroleum Ltd.	1,282,466	21,587,408
Woolworths Group Ltd.	1,696,801	54,515,882
		1,632,295,335
China — 0.5%
Chow Tai Fook Jewellery Group Ltd.	2,771,600	5,318,049
Futu Holdings Ltd., ADR(a)	67,387	9,587,148
		14,905,197
Hong Kong — 27.2%
AIA Group Ltd.	16,225,014	208,150,857
Bank of East Asia Ltd. (The)	1,817,720	3,660,756
BOC Hong Kong Holdings Ltd.	4,992,500	18,061,140
Budweiser Brewing Co. APAC Ltd.(b)(c)	2,349,200	7,978,128
CK Asset Holdings Ltd.	3,224,732	21,372,978
CK Hutchison Holdings Ltd.	3,630,732	28,453,790
CK Infrastructure Holdings Ltd.	907,208	5,652,050
CLP Holdings Ltd.	2,216,500	22,529,764
ESR Cayman Ltd.(a)(b)	2,818,200	8,910,781
Galaxy Entertainment Group Ltd.(a)	2,953,000	23,961,845
Hang Lung Properties Ltd.	2,736,736	6,910,576
Hang Seng Bank Ltd.	1,048,500	21,809,552
Henderson Land Development Co. Ltd.	1,964,442	9,396,006
HK Electric Investments & HK Electric Investments Ltd.	3,661,500	3,712,742
HKT Trust & HKT Ltd.	5,144,338	6,974,235
Hong Kong & China Gas Co. Ltd.	14,397,384	25,047,897
Hong Kong Exchanges & Clearing Ltd.	1,456,500	91,213,954
Hongkong Land Holdings Ltd.(c)	1,565,300	7,666,371
Jardine Matheson Holdings Ltd.(c)	290,800	18,847,576
Link REIT	2,853,586	27,178,384
Melco Resorts & Entertainment Ltd., ADR(a)	300,180	5,160,094
MTR Corp. Ltd.(c)	2,166,786	12,064,703
New World Development Co. Ltd.	2,054,480	11,087,761
Power Assets Holdings Ltd.	1,887,000	11,535,480
Sands China Ltd.(a)	3,272,400	14,533,875
Sino Land Co. Ltd.	4,446,800	6,983,411
SJM Holdings Ltd.	2,790,000	3,156,017
Sun Hung Kai Properties Ltd.	1,758,500	27,008,932
Swire Pacific Ltd., Class A	701,000	5,266,923
Swire Properties Ltd.	1,599,400	4,708,260
Techtronic Industries Co. Ltd.	1,871,207	34,501,565
WH Group Ltd.(b)	13,063,500	11,164,794
Wharf Real Estate Investment Co. Ltd.	2,252,600	13,198,919
Wynn Macau Ltd.(a)	2,103,600	3,556,255
Xinyi Glass Holdings Ltd.	2,504,000	10,002,933
		741,419,304
Malta — 0.0%
BGP Holdings PLC, NVS(a)(d)	27,004,595	329

New Zealand — 2.6%
a2 Milk Co. Ltd. (The)(a)	1,006,039	4,271,153
Auckland International Airport Ltd.(a)	1,684,243	8,881,425
Fisher & Paykel Healthcare Corp. Ltd.	778,582	16,807,799
Mercury NZ Ltd.	924,510	4,386,382
Meridian Energy Ltd.	1,707,978	6,463,903
Ryman Healthcare Ltd.	545,991	5,178,254
Spark New Zealand Ltd.	2,378,084	7,800,917
Xero Ltd.(a)	180,525	18,432,518
		72,222,351

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 8.9%
Ascendas REIT	4,292,180	$9,500,475
CapitaLand Integrated Commercial Trust	6,085,618	9,605,949
CapitaLand Ltd.	3,538,300	9,781,932
City Developments Ltd.(c)	545,200	3,158,782
DBS Group Holdings Ltd.	2,413,900	54,770,154
Genting Singapore Ltd.	8,321,700	5,311,617
Keppel Corp. Ltd.	1,961,800	7,898,653
Mapletree Commercial Trust	2,868,500	4,549,818
Mapletree Logistics Trust	3,872,854	5,820,283
Oversea-Chinese Banking Corp. Ltd.	4,499,124	42,024,642
Singapore Airlines Ltd.(a)	1,838,450	6,920,650
Singapore Exchange Ltd.	905,600	7,067,455
Singapore Technologies Engineering Ltd.	2,081,500	6,084,789
Singapore Telecommunications Ltd.	11,117,028	20,238,413
United Overseas Bank Ltd.	1,579,200	31,106,085
UOL Group Ltd.	626,400	3,498,522
Venture Corp. Ltd.	397,900	5,715,689
Wilmar International Ltd.	2,627,000	9,465,678
		242,519,586
Taiwan — 0.2%
Sea Ltd.(a)	20,084	5,086,072

Total Common Stocks — 99.3%
(Cost: $2,378,641,193)		2,708,448,174

Rights

Singapore — 0.0%
Singapore Airlines Ltd. (Expires 06/16/21)(a)	3,842,360	0	(e)

Total Rights — 0.0%
(Cost: $0)		0	(e)
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	17,605,035	$17,615,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	930,000	930,000
		18,545,599
Total Short-Term Investments — 0.7%
(Cost: $18,542,740)		18,545,599

Total Investments in Securities — 100.0%
(Cost: $2,397,183,933)		2,726,993,773

Other Assets, Less Liabilities — (0.0)%		(623,346)

Net Assets—100.0%		$2,726,370,427

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,230,315	$—		$(27,601,536	)(a)	$(3,367)	$(9,813)	$17,615,599	17,605,035	$82,270	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	660,000	270,000	(a)	—		—	—	930,000	930,000	474		—
						$(3,367)	$(9,813)	$18,545,599		$82,744		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	89	06/17/21	$12,291	$199,393
MSCI Singapore Index.	201	06/29/21	5,465	27,951
				$227,344

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$19,833,314	$2,688,614,531		$329	$2,708,448,174
Rights	—	0	(a)	—	0	(a)
Money Market Funds	18,545,599	—		—	18,545,599
	$38,378,913	$2,688,614,531		$329	$2,726,993,773
Derivative financial instruments(b)
Assets
Futures Contracts	$227,344	$—		$—	$227,344

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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